UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-03630)

Exact name of registrant as specified in charter:	Putnam California Tax Exempt Income Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2025

Date of reporting period:	October 1, 2024 – March 31, 2025

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam California Tax Exempt Income Fund
Class A [PCTEX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam California Tax Exempt Income Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$43	0.88%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$697,521,927
Total Number of Portfolio Holdings*	351
Portfolio Turnover Rate	11%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam California Tax Exempt Income Fund	PAGE 1	38911-STSA-0525

Putnam California Tax Exempt Income Fund
Class C [PCTCX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam California Tax Exempt Income Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$80	1.63%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$697,521,927
Total Number of Portfolio Holdings*	351
Portfolio Turnover Rate	11%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam California Tax Exempt Income Fund	PAGE 1	38911-STSC-0525

Putnam California Tax Exempt Income Fund
Class R6 [PCLGX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam California Tax Exempt Income Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$31	0.63%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$697,521,927
Total Number of Portfolio Holdings*	351
Portfolio Turnover Rate	11%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam California Tax Exempt Income Fund	PAGE 1	38911-STSR6-0525

Putnam California Tax Exempt Income Fund
Class Y [PCIYX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam California Tax Exempt Income Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$31	0.63%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$697,521,927
Total Number of Portfolio Holdings*	351
Portfolio Turnover Rate	11%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam California Tax Exempt Income Fund	PAGE 1	38911-STSY-0525

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
California Tax Exempt Income
Fund

Financial Statements and Other Important Information

Semi-Annual | March 31, 2025

Financial Statements and Other Important Information—Semi-Annual	franklintempleton.com

The fund’s portfolio 3/31/25 (Unaudited)
Key to holding’s abbreviations

AGM Assured Guaranty Municipal Corporation

BAM Build America Mutual

COP Certificates of Participation

FCS Farm Credit System

FHLMC Coll. Federal Home Loan Mortgage Corporation Collateralized

FNMA Coll. Federal National Mortgage Association Collateralized

G.O. Bonds General Obligation Bonds

LOC Letter of Credit

NATL National Public Finance Guarantee Corporation

VRDN Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 2.87% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (101.1%)*	Rating**	Principal amount	Value
California (97.8%)
Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A, zero %, 10/1/49	A3	10,000,000	5,649,993
Burbank-Glendale-Pasadena Arpt. Auth. Rev. Bonds, (Brick Campaign), Ser. B
5.25%, 7/1/54	A2	1,500,000	1,543,545
AGM, 4.50%, 7/1/54	AA	2,000,000	1,898,365
CA Cmnty. Choice Fin. Auth.
Mandatory Put Bonds (11/1/32), Ser. F, 5.00%, 2/1/55	Aa3	5,000,000	5,329,130
Mandatory Put Bonds (12/1/27), (Clean Energy), Ser. A, 4.00%, 10/1/52	A2	11,600,000	11,701,915
Mandatory Put Bonds (Sustainable Bonds-Clean Energy) Mandatory Put Bonds (5/1/33), Ser. H, 5.00%, 1/1/56	Aaa	7,500,000	8,140,048
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(The Arbors), Ser. A, 5.00%, 8/1/50	BBB–/P	4,350,000	4,455,786
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BBB–/P	1,100,000	930,192
(Fountains at Emerald Park), 3.00%, 8/1/56	BBB–/P	7,775,000	5,533,335
CA Hsg. Fin. Agcy. Rev. Bonds, Ser. 2, Class A, 4.00%, 3/20/33	BBB+	4,348,934	4,352,112
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	3,871,287	3,699,884
CA Hsg. Fin. Agcy., Ltd. Oblig. Multi-Fam. Hsg. Rev. Bonds, (Found Middle LP), 5.20%, 12/1/27	BBB/P	3,250,000	3,295,055
CA Muni. Fin Auth. Multi-Fam. Rev. Bonds, (Terry Manor Sr. Hsg.), FNMA Coll., 4.20%, 8/1/40	Aaa	7,465,000	7,289,832
CA Muni. Fin. Auth. Special Fin. Agcy. VII Essential Hsg. 144A Rev. Bonds, (The Breakwater Apt.), Ser. A-1, 3.00%, 8/1/56	A/P	2,000,000	1,368,924
CA Muni. Fin. Auth. Student Residence 144A Rev. Bonds, (Ascent 613), Ser. A
5.375%, 1/1/55	BBB–/P	1,000,000	984,185
5.25%, 1/1/45	BBB–/P	1,000,000	989,547
5.00%, 1/1/38	BBB–/P	1,000,000	1,002,327
CA School Fac. Fin. Auth. Rev. Bonds
(Green Dot Pub. Schools), 5.75%, 8/1/52	BBB–	1,500,000	1,579,562
(Kipp SoCal Pub. Schools), Ser. A, 5.00%, 7/1/54	BBB	3,150,000	3,152,667
(Kipp SoCal Pub. Schools), Ser. A, 5.00%, 7/1/39	BBB	1,000,000	1,022,135
CA School Fac. Fin. Auth. 144A Rev. Bonds
(Granada Hills Charter High School), 5.00%, 7/1/64	BBB	1,000,000	1,000,182
(Granada Hills Charter High School), 5.00%, 7/1/54	BBB	7,120,000	7,037,844
(Granada Hills Charter High School), 5.00%, 7/1/54	BBB	525,000	528,442
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/51	BBB	1,570,000	1,570,342
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/48	BBB–	5,250,000	5,278,672
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/45	BBB–	1,500,000	1,500,046
(Granada Hills Charter High School), 5.00%, 7/1/43	BBB	1,750,000	1,751,067
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/38	BBB–	1,000,000	1,015,286
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/36	BBB	1,250,000	1,252,143
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/31	BBB	1,830,000	1,834,783
(Alliance College-Ready Pub. Schools), Ser. C, 5.00%, 7/1/31	BBB	1,425,000	1,442,729
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/55	BBB	1,075,000	905,971
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/50	BBB	2,275,000	1,965,055
(Granada Hills Charter High School Oblig. Group), 4.00%, 7/1/48	BBB	675,000	579,578
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/40	BBB	800,000	741,247
(Granada Hills Charter High School Oblig. Group), 4.00%, 7/1/38	BBB	465,000	436,956
CA State G.O. Bonds
5.00%, 10/1/45	Aa2	5,575,000	5,949,799
3.00%, 12/1/43	Aa2	500,000	413,206

California Tax Exempt Income Fund
1

MUNICIPAL BONDS AND NOTES (101.1%)* cont.	Rating**	Principal amount	Value
California cont.
CA State Charter School Fin. Auth. 144A Rev. Bonds
(Hawking STEAM Charter Schools, Inc.), 5.50%, 7/1/62	BB+	$1,000,000	$1,016,357
Ser. A, 5.125%, 6/1/59	BB/P	1,500,000	1,427,996
(Aspire Pub. Schools), 5.00%, 8/1/61	BBB–	2,365,000	2,245,460
(Summit Pub. Schools), 5.00%, 6/1/53 (Prerefunded 6/1/27)	AAA/P	1,250,000	1,296,254
(Summit Pub. Schools), 5.00%, 6/1/53	Ba3	1,100,000	1,028,338
(Classical Academy Oblig. Group), Ser. A, 5.00%, 10/1/50	BBB–	3,000,000	2,878,676
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/50	BBB–	3,000,000	2,907,319
(Summit Pub. Schools), 5.00%, 6/1/47	Ba3	470,000	452,137
(Aspire Public Schools), 5.00%, 8/1/42	BBB–	1,000,000	1,000,242
(Classical Academy Oblig. Group), Ser. A, 5.00%, 10/1/40	BBB–	215,000	216,037
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/40	BBB–	1,000,000	1,005,157
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/61	B/P	1,175,000	809,439
(Vista Charter Pub. Schools Oblig. Group), Ser. A, 4.00%, 6/1/61	BB	3,000,000	2,341,102
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/51	B/P	650,000	472,339
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/41	B/P	500,000	407,610
CA State Cmnty. College Fin. Auth. Rev. Bonds, (Orange Coast College Hsg.)
5.25%, 5/1/43	BBB–	500,000	513,376
5.00%, 5/1/37	BBB–	1,000,000	1,030,485
5.00%, 5/1/34	BBB–	800,000	830,028
5.00%, 5/1/33	BBB–	600,000	624,202
5.00%, 5/1/31	BBB–	825,000	862,698
CA State Edl. Fac. Auth. Rev. Bonds
(U. of the Pacific), 5.00%, 11/1/53	A2	4,000,000	4,148,836
(U. of Redlands), Ser. A, 5.00%, 10/1/37	Baa2	425,000	426,817
(U. of the Pacific), 5.00%, 11/1/36	A2	500,000	502,942
(U. of Redlands), Ser. A, 5.00%, 10/1/35	Baa2	1,000,000	948,794
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds
(Provident Group-SDSU Properties, LLC), Ser. A, 5.00%, 8/1/57	Baa3	400,000	401,177
(Provident Group-SDSU Properties, LLC), Ser. A, 5.00%, 8/1/50	Baa3	500,000	503,905
(Pomona Properties, LLC), 5.00%, 1/15/45	Baa3	1,000,000	1,017,049
(Provident Group-SDSU Properties, LLC), Ser. A, 5.00%, 8/1/40	Baa3	1,000,000	1,020,634
(Pomona Properties, LLC), 5.00%, 1/15/39	Baa3	650,000	679,430
CA State Hlth. Fac. Fin. Auth. Rev. Bonds
(Episcopal Cmnty. & Svcs for Seniors), Ser. B, 5.25%, 11/15/58	A–/F	1,500,000	1,528,535
(Episcopal Cmnty. & Svcs for Seniors), Ser. B, 5.25%, 11/15/53	A–/F	1,000,000	1,025,542
(Lundquist Inst. for Biomedical Innovation at Harbor — UCLA Med Ctr.), 5.00%, 9/1/48	Baa2	4,850,000	4,739,525
(Episcopal Cmnty. & Svcs for Seniors), Ser. B, 5.00%, 11/15/43	A–/F	1,500,000	1,538,718
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/43	Baa2	2,730,000	2,706,304
(Episcopal Cmnty. & Svcs for Seniors), Ser. B, 5.00%, 11/15/38	A–/F	1,500,000	1,574,825
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/37	Baa2	1,845,000	1,869,173
CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (8/1/26), (Colburn School (The)), 1.75%, 8/1/55	A+	4,600,000	4,474,513
CA State Infrastructure & Econ. Dev. Bank Rev. Bonds
(Roseville Sustainable Energy Partner, LLC), 5.25%, 7/1/49	BBB+	2,000,000	2,039,702
5.00%, 11/1/59	A	1,000,000	1,024,825
(Equitable School Revolving Fund), 5.00%, 11/1/57	A	5,000,000	5,118,549
5.00%, 11/1/54	A	1,250,000	1,285,848
(Equitable School Revolving Fund), 5.00%, 11/1/47	A	2,300,000	2,383,651
(CA Science Ctr. Foundation), 4.00%, 5/1/51	A3	1,250,000	1,150,282
Ser. B, 4.00%, 11/1/39	A	1,360,000	1,311,630
Ser. B, 4.00%, 11/1/37	A	1,720,000	1,688,969
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/36	A	515,000	518,146
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds
(WFCS Holdings II, LLC), Ser. A-1, 5.00%, 1/1/56	B–/P	1,740,000	1,619,981
(WFCS Holdings, LLC), 5.00%, 1/1/55	BB–/P	2,920,000	2,722,163
(WFCS Holdings, LLC), 4.125%, 1/1/35	BB–/P	455,000	436,943
CA State Muni. Fin. Auth. COP, (Palomar Hlth.), Ser. A, AGM, 5.25%, 11/1/52	AA	6,000,000	6,112,529
CA State Muni. Fin. Auth. Rev. Bonds
(Caritas Corp. CMFA Mobile Home Park Fin. 2024 Portfolio), Ser. A, 5.00%, 8/15/59	A–	2,600,000	2,647,555
(Ignation Corp. (The)), 5.00%, 9/1/54	A	3,000,000	3,164,519

2
California Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (101.1%)* cont.	Rating**	Principal amount	Value
California cont.
CA State Muni. Fin. Auth. Rev. Bonds
(Caritas Corp. CMFA Mobile Home Park Fin. 2024 Portfolio), Ser. A, 5.00%, 8/15/54	A–	$1,800,000	$1,839,687
5.00%, 4/1/54	BBB+/F	1,250,000	1,280,084
(Caritas Corp. CMFA Mobile Home Park Fin. 2024 Portfolio), Ser. A, 5.00%, 8/15/49	A–	1,225,000	1,261,162
5.00%, 4/1/49	BBB+/F	1,000,000	1,032,753
(Cmnty. Hosp. of Central CA), Ser. A, 5.00%, 2/1/47	A3	3,400,000	3,407,700
(HumanGood CA Oblig. Group), Ser. A, 5.00%, 10/1/44	A/F	5,000,000	5,032,017
(Dundee Glasgow Student Hsg.), 5.00%, 5/15/43	Baa3	5,195,000	5,240,446
(Bethany Home Society of San Joaquin Cnty.), 5.00%, 11/15/42	AA–	5,500,000	5,857,350
(CHF-Riverside I, LLC), 5.00%, 5/15/40	Baa3	500,000	508,437
(Master’s U. (The)), 5.00%, 8/1/39	BBB–	3,390,000	3,406,972
(Master’s U. (The)), 5.00%, 8/1/34	BBB–	1,385,000	1,414,623
(Congregational Homes, Inc.), 4.00%, 11/15/56	BBB–/F	750,000	582,653
(Congregational Homes, Inc.), 4.00%, 11/15/52	BBB–/F	750,000	595,803
(HumanGood CA Oblig. Group), Ser. A, 4.00%, 10/1/44	A/F	5,000,000	4,614,357
(Congregational Homes, Inc.), 4.00%, 11/15/42	BBB–/F	295,000	258,201
(CHF-Davis II, LLC), BAM, 3.00%, 5/15/51	AA	9,250,000	6,999,985
(CA Inst. of the Arts), 3.00%, 10/1/41	Baa1	960,000	738,982
CA State Muni. Fin. Auth. Special Tax
(BOLD Program), Ser. A, 4.00%, 9/1/51	BBB+/P	1,500,000	1,308,916
Ser. B, 4.00%, 9/1/50	A–/P	1,525,000	1,312,632
(BOLD Program), Ser. A, 4.00%, 9/1/46	BBB+/P	1,090,000	978,753
Ser. B, 4.00%, 9/1/43	A–/P	1,070,000	962,111
(BOLD Program), Ser. A, 4.00%, 9/1/41	BBB+/P	660,000	612,745
Ser. B, 4.00%, 9/1/35	A–/P	660,000	630,816
CA State Muni. Fin. Auth. Special Tax Bonds
Ser. B, 5.75%, 9/1/53	BBB–/P	1,850,000	1,967,451
Ser. B, 5.50%, 9/1/43	BBB–/P	600,000	630,355
Ser. A, 5.125%, 9/1/54	BB/P	1,000,000	1,018,388
(Elk Grove, Cmnty. Fac. Dist. No. 23-7 Area No. 1), 5.00%, 9/1/54	BBB–/P	750,000	757,378
(Elk Grove, Cmnty. Fac. Dist. No. 23-7 Area No. 1), 5.00%, 9/1/49	BBB–/P	785,000	798,025
Ser. A, 5.00%, 9/1/48	BB/P	375,000	382,248
(Elk Grove, Cmnty. Fac. Dist. No. 23-7 Area No. 1), 5.00%, 9/1/44	BBB–/P	900,000	922,107
(Elk Grove, Cmnty. Fac. Dist. No. 23-7 Area No. 1), 5.00%, 9/1/39	BBB–/P	575,000	593,057
(Wildhawk North), 5.00%, 9/1/39	BBB–/P	400,000	414,074
CA State Muni. Fin. Auth. 144A Rev. Bonds
(Westside Neighborhood School), 6.375%, 6/15/64	BB	2,000,000	2,148,299
(MWLA, Inc.), 5.50%, 6/1/54	BB	1,085,000	1,050,150
CA State Muni. Fin. Auth. Mobile Home Pk. Rev. Bonds, (Caritas Acquisitions IX, LLC), Ser. A
5.25%, 8/15/58	A–	800,000	825,047
5.25%, 8/15/53	A–	900,000	930,807
CA State Muni. Fin. Auth. Multi-Fam. Hsg. Rev. Bonds, (Roseville Affordable LP), Ser. A, FNMA Coll., 4.45%, 12/1/42	Aaa	5,000,000	4,877,060
CA State Muni. Fin. Auth. Dist. No. 2022-6 Area No. 1 Special Tax Bonds
(Wildhawk North), 5.00%, 9/1/49	BBB–/P	1,250,000	1,271,758
(Wildhawk North), 5.00%, 9/1/44	BBB–/P	750,000	770,178
(Dist. No. 2021-13), 5.00%, 9/1/40	BBB/P	600,000	618,178
CA State Poll. Control Fin. Auth. 144A Rev. Bonds
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	14,250,000	14,214,574
(Poseidon Resources Channelside LP), 5.00%, 7/1/39	Baa3	2,250,000	2,302,589
CA State Poll. Control Fin. Auth. Wtr. Furnishing 144A Rev. Bonds, (San Diego Cnty. Wtr. Auth. Desalination), 5.00%, 11/21/45	Baa3	2,140,000	2,167,629
CA State Pub. Wks. Board Rev. Bonds (Various Capital), Ser. D, 5.00%, 11/1/39 T	Aa3	10,915,000	11,903,899
CA State Statewide Communities Dev. Auth. Hosp. Rev. Bonds, (Methodist Hosp. of Southern CA)
5.00%, 1/1/48	Aa2	7,000,000	7,141,043
5.00%, 1/1/43	Aa2	2,195,000	2,243,473
4.25%, 1/1/43	Aa2	3,450,000	3,360,732
CA State Tobacco Securitization Agcy. Rev. Bonds
(Merced Cnty. Tobacco Funding Corp.), 5.00%, 6/1/50	BB+/P	860,000	830,829
Ser. B-1, 5.00%, 6/1/49	BBB+	325,000	325,417

California Tax Exempt Income Fund
3

MUNICIPAL BONDS AND NOTES (101.1%)* cont.	Rating**	Principal amount	Value
California cont.
CA State Tobacco Securitization Agcy. Rev. Bonds
(Sonoma Cnty. Securitization Corp.), 5.00%, 6/1/49	BBB+	$225,000	$225,314
(Kern Cnty. Tobacco Funding Corp.), 5.00%, 6/1/40	A–/P	5,000,000	4,931,712
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/42	A–	100,000	94,633
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/41	A–	100,000	95,069
Ser. A, 4.00%, 6/1/40	BBB	400,000	380,281
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/40	A–	200,000	190,374
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/40	A–	325,000	309,358
Ser. A, 4.00%, 6/1/39	BBB	300,000	288,660
Ser. A, 4.00%, 6/1/38	BBB	275,000	266,220
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/38	A–	800,000	783,193
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/37	A–	100,000	98,762
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/36	A–	225,000	224,147
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/36	A–	610,000	607,689
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/35	A–	100,000	100,207
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/35	A–	350,000	350,724
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/34	A–	200,000	201,059
(Sonoma Cnty. Securitization Corp.), zero %, 6/1/55	BB–/P	7,295,000	1,545,934
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
Ser. B-1, 5.00%, 9/2/49	A+/P	1,685,000	1,699,059
(American Baptist Homes of the West), 5.00%, 10/1/45	A/F	2,550,000	2,551,626
Ser. B-1, 5.00%, 9/2/44	A+/P	1,890,000	1,926,407
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/30	A–	310,000	317,946
(Front Porch Cmnty. & Svcs.), Ser. A, 4.00%, 4/1/47	A–	3,440,000	3,112,248
(Marin Gen. Hosp.), Ser. A, 4.00%, 8/1/45	BBB	2,500,000	2,154,491
(Heritage Park Apt. Roseville LP), FNMA Coll., 3.70%, 4/1/35	Aaa	3,750,000	3,677,576
CA Statewide Cmnty. Dev. Auth. Special Tax, (Cmnty. Fac. Dist. No. 2020-02)
4.00%, 9/1/51	A–/P	1,170,000	1,000,776
4.00%, 9/1/41	A–/P	500,000	463,113
CA Statewide Cmnty. Dev. Auth. Special Tax Bonds, (Dist. No. 20-2 Impt. Area 4), 5.00%, 9/1/55	BBB/P	2,400,000	2,422,317
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(Loma Linda U. Med. Ctr.), Ser. A, 5.25%, 12/1/56	BB	2,000,000	2,002,422
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/51	BB–/P	1,440,000	1,386,145
(CA Baptist U.), Ser. A, 5.00%, 11/1/41	BB/P	1,535,000	1,522,739
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/39	BB–/P	475,000	477,857
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/34	BB–/P	375,000	383,079
(CA Baptist U.), Ser. A, 5.00%, 11/1/32	BB/P	720,000	730,878
(Lancer Edl. Student Hsg.), Ser. A, 3.00%, 6/1/29	BB–/P	560,000	531,040
Ceres, Unified School Dist. G.O. Bonds, BAM
zero %, 8/1/40	AA	1,285,000	640,411
zero %, 8/1/39	AA	1,075,000	568,224
zero %, 8/1/38	AA	1,000,000	560,210
zero %, 8/1/36	AA	545,000	340,345
zero %, 8/1/34	AA	715,000	493,194
zero %, 8/1/33	AA	250,000	180,718
Chabot-Las Positas Cmnty. College Dist. G.O. Bonds, Ser. C, 5.25%, 8/1/48	Aa2	7,000,000	7,599,785
Chino, Cmnty. Fac. Special Tax, (Dist. No. 2003-3)
4.00%, 9/1/50	A–/P	1,265,000	1,103,701
4.00%, 9/1/45	A–/P	500,000	450,139
3.00%, 9/1/25	A–/P	345,000	343,918
Chino, Cmnty. Fac. Special Tax Bonds, (Dist. No. 2003-3)
5.375%, 9/1/52	A–/P	2,000,000	2,067,230
5.375%, 9/1/47	A–/P	1,615,000	1,681,557
5.25%, 9/1/42	A–/P	1,585,000	1,653,127
CMFA Special Fin. Agcy. I 144A Rev. Bonds, (Social Bond), Ser. A-2, 4.00%, 4/1/56	BBB/P	3,500,000	2,640,944
Corona, Cmnty. Facs. Special Tax Bonds, (Bedford Impt. Area No. 2)
5.00%, 9/1/54	A–/P	1,600,000	1,625,693
5.00%, 9/1/49	A–/P	1,600,000	1,631,501
5.00%, 9/1/44	A–/P	725,000	746,178
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB–/P	3,350,000	2,288,287

4
California Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (101.1%)* cont.	Rating**	Principal amount	Value
California cont.
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Anaheim), 4.00%, 8/1/56	BBB–/P	$3,185,000	$2,813,934
(1818 Platinum Triangle Apt.), 3.25%, 4/1/57	BBB+/P	3,000,000	2,187,047
(Jefferson-Anaheim), 3.125%, 8/1/56	A–/P	2,775,000	2,089,649
(City of Orange Portfolio), 3.00%, 3/1/57	BBB–/P	8,110,000	5,541,299
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB–/P	7,800,000	5,408,323
(Jefferson-Anaheim), 2.875%, 8/1/41	A–/P	2,030,000	1,812,564
Dixon, Special Tax, (Cmnty. Fac. Dist. No. 2019-1 Homestead)
4.00%, 9/1/45	A–/P	2,000,000	1,788,512
4.00%, 9/1/40	A–/P	400,000	374,177
4.00%, 9/1/36	A–/P	175,000	169,394
4.00%, 9/1/33	A–/P	425,000	420,214
Dublin, Special Tax, (Cmnty. Fac. Dist. No. 2015-1)
4.00%, 9/1/51	BBB+/P	865,000	749,021
4.00%, 9/1/45	BBB+/P	850,000	768,329
Dublin, Special Tax Bonds, (Cmnty. Fac. Dist. No. 2015-1 Impt. Area No. 5), 5.375%, 9/1/51	BBB+/P	1,225,000	1,266,053
El Rancho, Unified School Dist. G.O. Bonds, Ser. D, BAM, 5.75%, 8/1/48	AA	1,500,000	1,698,578
Fairfield Cmnty., Fac. Special Tax, (Dist. No. 2016-1), 4.00%, 9/1/52	BBB/P	2,500,000	2,166,025
Federal Home Loan Mortgage Corporation Multifamily ML certificates, Ser. 19-ML-05, Class A-CA, 3.35%, 11/25/33	AA+	10,051,357	9,657,712
Federal Home Loan Mortgage Corporation Multifamily VRD certificates, Ser. M-054, Class A, 2.35%, 12/15/35	AA+	960,000	825,566
Fillmore, Cmnty. Fac. Special Tax Bonds, (Dist. No. 5), 5.00%, 9/1/43	A–/P	1,095,000	1,120,426
Folsom Ranch, Fin. Auth. Special Tax Bonds
5.00%, 9/1/54	AA/P	2,770,000	2,822,899
5.00%, 9/1/49	AA/P	1,200,000	1,228,205
Fontana, Special Tax, (Cmnty. Fac. Dist. No. 85)
4.00%, 9/1/50	A–/P	900,000	790,006
4.00%, 9/1/40	A–/P	625,000	584,652
4.00%, 9/1/36	A–/P	550,000	534,794
4.00%, 9/1/32	A–/P	240,000	239,454
Fontana, Cmnty. Fac. Special Tax Bonds
5.00%, 9/1/54	A–/P	1,500,000	1,528,646
5.00%, 9/1/49	A–/P	1,160,000	1,187,265
5.00%, 9/1/44	A–/P	1,000,000	1,032,297
5.00%, 9/1/39	A–/P	1,200,000	1,261,002
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A-1, 5.00%, 6/1/51	BBB	5,000,000	5,061,841
Hartnell Cmnty. College Dist. G.O. Bonds, Ser. A
zero %, 8/1/37	Aa2	3,500,000	2,082,377
zero %, 8/1/36	Aa2	4,750,000	2,974,206
zero %, 8/1/35	Aa2	1,000,000	656,639
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB–/P	3,500,000	3,208,085
Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4.25%, 1/15/35	BBB+	2,735,182	2,740,802
Imperial, Cmnty. College Dist. G.O. Bonds, Ser. A, AGM
5.25%, 8/1/53	AA	1,500,000	1,613,771
5.00%, 8/1/48	AA	1,500,000	1,597,833
Indio, Pub. Fin. Auth. Rev. Bonds, Ser. A, BAM, 5.25%, 11/1/42	AA	4,000,000	4,361,693
Irvine, Cmnty. Fac. Dist. No. 13-3 Special Tax Bonds, (Great Park Impt. Area No. 4), 4.00%, 9/1/41	A+/P	2,500,000	2,315,564
Irvine, Unified School Dist. Special Tax Bonds, (Cmnty. Fac. Dist. No. 09-1)
Ser. A, 5.00%, 9/1/47	AA–/P	190,000	191,671
Ser. C, 5.00%, 9/1/47	AA–/P	995,000	1,003,751
Ser. A, 5.00%, 9/1/42	AA–/P	395,000	399,913
Ser. B, 5.00%, 9/1/42	AA–/P	995,000	1,007,376
Lake Elsinore, Pub. Fin. Auth. Local Agcy. Special Tax Bonds, (Canyon Hills Impt. Areas), Ser. A & C
5.00%, 9/1/33	A–/P	1,105,000	1,106,048
5.00%, 9/1/31	A–/P	1,045,000	1,046,118
Liberty, Union High School Dist. G.O. Bonds, Ser. B, 3.00%, 8/1/41	Aa2	1,670,000	1,380,501
Long Beach Marina, Rev. Bonds, 5.00%, 5/15/40	BBB/F	1,000,000	1,000,271
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/28	A1	5,000,000	5,286,301

California Tax Exempt Income Fund
5

MUNICIPAL BONDS AND NOTES (101.1%)* cont.	Rating**	Principal amount	Value
California cont.
Long Beach, Cmnty. College Dist. G.O. Bonds, (2008 Election), Ser. B
zero %, 8/1/34	Aa2	$1,500,000	$1,063,489
zero %, 8/1/33	Aa2	625,000	463,018
Long Beach, Unified School Dist. G.O. Bonds
Ser. B, 3.00%, 8/1/48	Aa2	4,600,000	3,433,965
Ser. D-1, zero %, 8/1/37	Aa2	1,000,000	593,865
Los Angeles, Dept. of Arpt. Rev. Bonds, (Los Angeles Intl. Arpt.)
Ser. G, 5.00%, 5/15/47 T	Aa2	9,000,000	9,244,530
Ser. A, 5.00%, 5/15/44 T	Aa3	10,000,000	10,084,300
Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds
Ser. C, 5.00%, 7/1/52	Aa2	5,715,000	5,842,748
Ser. A, 5.00%, 7/1/46	Aa2	7,000,000	7,186,309
Los Angeles, Hsg. Auth. Multi-Fam. Hsg. Rev. Bonds
Ser. A, FNMA Coll., 3.75%, 4/1/34	Aaa	5,250,000	5,164,655
Ser. B, FNMA Coll., 3.75%, 4/1/34	Aaa	1,000,000	983,744
Ser. C, FNMA Coll., 3.75%, 4/1/34	Aaa	2,400,000	2,360,985
Los Angeles, Multi-Fam. Rev. Bonds, (Jordan Downs Phase 1B LP), Ser. A1, FNMA Coll., 3.60%, 7/1/39	AA+	4,792,380	4,298,269
M-S-R Energy Auth. Rev. Bonds
Ser. A, 6.50%, 11/1/39	BBB+	6,000,000	7,221,708
Ser. A, 6.125%, 11/1/29	BBB+	775,000	821,957
Ser. B, 6.125%, 11/1/29	BBB+	1,950,000	2,068,042
Menifee, Union School Dist. Cmnty. Fac. Special Tax, (Dist. No. 2011-1)
4.00%, 9/1/51	A–/P	1,815,000	1,596,062
4.00%, 9/1/36	A–/P	500,000	483,546
Montebello, Unified School Dist. G.O. Bonds, Ser. B, AGM
5.00%, 8/1/50	AA	3,000,000	3,120,568
5.00%, 8/1/44	AA	1,975,000	2,075,463
Moreland, School Dist. G.O. Bonds, Ser. B, 5.00%, 8/1/41	Aa3	3,395,000	3,747,532
Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	Aa2	2,000,000	1,598,035
Newport Beach, Impt. Dist. No. 124 Special Assmt. Bonds, Ser. A
5.00%, 9/2/43	AA–/P	650,000	669,662
4.125%, 9/2/38	AA–/P	575,000	561,041
4.00%, 9/2/33	AA–/P	200,000	199,712
4.00%, 9/2/32	AA–/P	250,000	252,141
4.00%, 9/2/31	AA–/P	250,000	253,149
Northern CA Energy Auth. Commodity Supply Mandatory Put Bonds (8/1/30), Ser. A-1, 5.00%, 12/1/54	Aa3	6,000,000	6,347,905
Norwalk-La Mirada, Unified School Dist. G.O. Bonds, Ser. F, 5.00%, 8/1/51	Aa3	3,000,000	3,179,831
Ontario, Special Tax, (Cmnty. Fac. Dist. No. 53)
4.00%, 9/1/51	A–/P	1,170,000	1,005,383
4.00%, 9/1/42	A–/P	600,000	549,083
4.00%, 9/1/36	A–/P	500,000	484,421
Orange Cnty., Cmnty. Fac. Dist. No. 2023-1 Special Tax Bonds, Ser. A, 5.50%, 8/15/48	A–/P	1,450,000	1,532,677
Poway Unified School Dist. Cmnty. Fac. Dist. No. 15 Special Tax Bonds, BAM, 5.25%, 9/1/52	AA	2,500,000	2,629,964
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds
(Dist. No. 2023-1 Impt. Area 2), 5.00%, 9/1/49	BBB/P	1,960,000	1,992,628
(Dist. No. 2023-1 Impt. Area 2), 5.00%, 9/1/44	BBB/P	1,545,000	1,578,285
(Sunridge Anatolia No. 03-1), 4.00%, 9/1/27	A/P	425,000	427,881
River Islands, Pub. Fin. Auth. Special Tax Bonds, (Cmnty. Fac. Dist. No. 23-1 Area 2), 4.50%, 9/1/44	BB–/P	1,650,000	1,569,149
Riverside Cnty., Redev. Successor Agcy. Tax Alloc. Bonds, (Hsg.), Ser. B, BAM
stepped-coupon 5.00% (5.00%, 10/1/26), 10/1/41 ††	AA	1,990,000	2,025,559
stepped-coupon 5.00% (5.00%, 10/1/26), 10/1/37 ††	AA	1,010,000	1,029,613
stepped-coupon 5.00% (5.00%, 10/1/26), 10/1/26 ††	AA	500,000	516,489
Riverside, Unif. School Dist. Special Tax Bonds, (Cmnty. Fac. Dist. No. 19 Impt. Area 1)
5.00%, 9/1/54	A–/P	1,265,000	1,279,186
5.00%, 9/1/49	A–/P	1,050,000	1,067,422
5.00%, 9/1/44	A–/P	690,000	708,400
5.00%, 9/1/39	A–/P	370,000	385,297

6
California Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (101.1%)* cont.	Rating**	Principal amount	Value
California cont.
Rocklin, Special Tax, (Cmnty. Fac. Dist. No. 10)
5.00%, 9/1/40	A–/P	$485,000	$486,797
5.00%, 9/1/39	A–/P	485,000	487,082
Rocklin, Special Tax Bonds, 5.00%, 9/1/35	A–/P	3,430,000	3,446,276
Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds, (Rohnert Redev.), NATL, zero %, 8/1/25	A+	1,340,000	1,325,680
Romoland, School Dist. Special Tax, Ser. A
4.00%, 9/1/50	A/P	2,360,000	2,046,692
4.00%, 9/1/45	BBB+/F	750,000	670,692
4.00%, 9/1/40	A/P	555,000	516,262
Roseville, Special Tax
5.00%, 9/1/39	AA/P	465,000	474,645
(Fiddyment Ranch Cmnty. Fac. Dist. No. 5), 4.00%, 9/1/50	AA/P	1,775,000	1,544,004
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/50	A+/P	450,000	393,809
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/45	A+/P	1,000,000	905,134
(Fiddyment Ranch Cmnty. Fac. Dist. No. 5), 4.00%, 9/1/41	AA/P	700,000	655,246
Roseville, Special Tax Bonds
(The Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 5.00%, 9/1/53	A+/P	1,000,000	1,010,730
(The Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 5.00%, 9/1/48	A+/P	850,000	866,428
(The Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 5.00%, 9/1/43	A+/P	735,000	752,066
(Westpark Cmnty. Pub. Fac. Dist. No. 1), 5.00%, 9/1/37	AA–/P	1,250,000	1,254,160
(Westpark Cmnty. Pub. Fac. Dist. No. 1), 5.00%, 9/1/33	AA–/P	1,000,000	1,004,321
Sacramento, Special Tax, (Greenbriar Cmnty. Fac. Dist. No 2018-03), 4.00%, 9/1/46	A+/P	600,000	547,041
San Bernardino Cnty., Special Tax Bonds, 5.00%, 9/1/33	BBB–/P	2,500,000	2,509,151
San Diego Cmnty. Fac. Dist. No. 3 Special Tax Bonds, 5.00%, 9/1/36	A/P	965,000	965,695
San Diego Cnty., Special Tax Bonds, (Harmony Grove Village-Impt. Area No. 1), Ser. A
4.00%, 9/1/50	A–/P	875,000	753,150
4.00%, 9/1/45	A–/P	550,000	489,212
San Diego, Multi-Fam. Hsg. Auth. Rev. Bonds, (Sea Breeze Gardens Preservation LP), Ser. E, FHLMC Coll., 4.20%, 6/1/40	Aaa	7,475,000	7,248,394
San Diego, Pub. Fac. Fin. Auth. Rev. Bonds, (Cap. Impt.), Ser. A, 5.25%, 10/15/52	AA–	8,000,000	8,624,713
San Diego, Tobacco Settlement Funding Corp. Rev. Bonds, Ser. C, 4.00%, 6/1/32	A	370,000	370,672
San Diego, Unified School Dist. G.O. Bonds
Ser. R-2, stepped-coupon zero % (6.625%, 7/1/30), 7/1/41 ††	Aa2	1,990,000	1,989,223
Ser. K-2, zero %, 7/1/35	Aa2	1,025,000	667,109
Ser. K-2, zero %, 7/1/32	Aa2	1,955,000	1,467,785
San Francisco City & Cnty., Special Tax, (Cmnty. Fac. Dist. No. 2016-1), Ser. 21, 4.00%, 9/1/41	BB+/P	850,000	779,949
San Francisco, Bay Area Rapid Transit Dist. G.O. Bonds
(Election 2016), 3.00%, 8/1/49	Aaa	6,365,000	4,740,808
3.00%, 8/1/38	Aaa	4,280,000	3,762,437
San Francisco, Bay Area Rapid Transit Dist. Sales Tax Rev. Bonds, Ser. A, 3.00%, 7/1/44	AA+	3,000,000	2,345,165
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A, 5.25%, 5/1/49	A1	1,000,000	1,033,676
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN, Ser. B, 1.85%, 5/1/58	VMIG 1	4,505,000	4,505,000
San Francisco, City & Cnty. Pub. Util. Comm. Rev. Bonds, Ser. A, 5.00%, 11/1/53	AA	7,000,000	7,368,280
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Special Tax Bonds, (Dist. No. 6), AGM
5.25%, 8/1/43	AA	1,000,000	1,080,931
5.25%, 8/1/42	AA	1,000,000	1,088,701
5.25%, 8/1/41	AA	1,250,000	1,368,549
5.25%, 8/1/40	AA	1,100,000	1,212,824
5.25%, 8/1/39	AA	1,000,000	1,113,105
San Francisco, City & Cnty., Infrastructure & Revitalization 144A Tax Alloc. Bonds, (Fin. Dist. No. 1 Fac.), Ser. A, 5.00%, 9/1/52	BB/P	1,300,000	1,238,545
San Luis Obispo Cnty., Fin. Auth. Rev. Bonds, Ser. A, 5.50%, 11/15/47	AA+	1,885,000	2,045,952
Santa Maria, G.O. Bonds, (Joint Union High School Dist. Election 2016)
3.00%, 8/1/42	Aa2	540,000	439,051
3.00%, 8/1/39	Aa2	1,385,000	1,199,751
3.00%, 8/1/37	Aa2	355,000	317,255
3.00%, 8/1/36	Aa2	250,000	225,992
School Fin. Fac. Auth. 144A Rev. Bonds, (Kipp LA Projects), Ser. A, 5.00%, 7/1/45	BBB	1,500,000	1,499,883

California Tax Exempt Income Fund
7

MUNICIPAL BONDS AND NOTES (101.1%)* cont.	Rating**	Principal amount	Value
California cont.
South Lake Tahoe, Joint Pwrs. Fin. Auth. Rev. Bonds, Ser. A
5.25%, 10/1/53	AA	$4,000,000	$4,299,809
5.25%, 10/1/48	AA	3,500,000	3,789,424
Sweetwater, G.O. Bonds, (Sweetwater Union High School Dist.), Ser. A1, 5.00%, 8/1/52	Aa3	6,500,000	6,862,439
Temescal Valley, Wtr. Supply Dist. No. 4 Area No. 3 Special Tax Bonds
5.00%, 9/1/54	BBB/P	1,185,000	1,203,131
5.00%, 9/1/44	BBB/P	600,000	617,527
5.00%, 9/1/39	BBB/P	615,000	645,778
4.00%, 9/1/49	BBB/P	1,415,000	1,246,165
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B-1, Class 2, 5.00%, 6/1/48	BB+	10,275,000	10,094,429
Tustin Cmnty., Fac. Dist. Special Tax Bonds, (No. 06-1 Legacy Columbus Villages), Ser. A, 5.00%, 9/1/37	A	2,100,000	2,108,636
Vernon, Elec. Syst. Rev. Bonds, Ser. A
5.00%, 8/1/40	A–	740,000	775,486
5.00%, 8/1/39	A–	425,000	448,108
5.00%, 8/1/35	A–	1,440,000	1,507,105
			682,063,829
Guam (0.3%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Baa3	640,000	648,851
Territory of GU, Port Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/48	A	1,500,000	1,500,178
			2,149,029
New Hampshire (1.2%)
National Fin. Auth. Rev. Bonds, (NH Bus. Fin. Auth.), Ser. 24-4, Class A, 3.926%, 7/20/39	AA–	8,982,291	8,657,067
			8,657,067
Other (0.7%)
Federal Home Loan Mortgage Corporation Multifamily ML certificates, Ser. 24-ML-25, Class A-CA, 3.543%, 11/25/38	AA+	4,975,343	4,649,280
			4,649,280
Puerto Rico (0.4%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/37	BB–/P	2,750,000	2,602,268
			2,602,268
Washington (0.7%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.75%, 12/1/44	BB+	4,300,000	4,774,600
			4,774,600
Total municipal bonds and notes (cost $728,617,669)			$704,896,073
SHORT-TERM INVESTMENTS (1.7%)*	Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.53% L	Shares 11,162,458	$11,162,458
U.S. Treasury Bills 4.312%, 4/8/25 #	$500,000	499,588
U.S. Treasury Bills 4.276%, 5/15/25 #	400,000	397,932
Total short-term investments (cost $12,060,004)		$12,059,978
TOTAL INVESTMENTS
Total investments (cost $740,677,673)	$716,956,051
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2024 through March 31, 2025 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $697,521,927.
**	The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
8
California Tax Exempt Income Fund

#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $868,584 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
T	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 2.87%, 4.41%, 4.29%, and 4.19%, respectively, as of the close of the reporting period.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector (concentration)(concentrations) greater than 10% at the close of the reporting period (as a percentage of net assets):
Education	17.1%
Land	17.0
Housing	16.9
Local debt	12.7
FUTURES CONTRACTS OUTSTANDING at 3/31/25(Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	166	$20,293,500	$20,293,500	Jun-25	$59,823
Unrealized appreciation					59,823
Unrealized (depreciation)					—
Total					$59,823
ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$704,896,073	$—
Short-term investments	—	12,059,978	—
Totals by level	$—	$716,956,051	$—
	Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$59,823	$—	$—
Totals by level	$59,823	$—	$—

The accompanying notes are an integral part of these financial statements.

California Tax Exempt Income Fund
9

Financial statements

Statement of assets and liabilities

3/31/25 (Unaudited)

ASSETS
Investment in securities, at value, including of securities on loan (Note 1):
Unaffiliated issuers (identified cost $729,515,215)	$705,793,593
Affiliated issuers (identified cost $11,162,458) (Note 5)	11,162,458
Cash	2,444
Interest and other receivables	7,740,236
Receivable for shares of the fund sold	112,325
Prepaid assets	53,653
Total assets	724,864,709

LIABILITIES
Payable for purchases of delayed delivery securities (Note 1)	4,350,042
Payable for shares of the fund repurchased	1,196,139
Payable for compensation of Manager (Note 2)	248,796
Payable for custodian fees (Note 2)	10,387
Payable for investor servicing fees (Note 2)	62,331
Payable for Trustee compensation and expenses (Note 2)	266,174
Payable for administrative services (Note 2)	1,413
Payable for distribution fees (Note 2)	133,893
Distributions payable to shareholders	298,676
Payable for floating rate notes issued (Note 1)	20,566,775
Payable for variation margin on futures contracts (Note 1)	72,633
Other accrued expenses	135,523
Total liabilities	27,342,782
Net assets	$697,521,927

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$748,155,272
Total distributable earnings (Note 1)	(50,633,345)
Total — Representing net assets applicable to capital shares outstanding	$697,521,927

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($600,495, 544 divided by 82,866,790 shares)	$7.25
Offering price per class A share (100/96.00 of $7.25)*	$7.55
Net asset value and offering price per class C share ($5,398,699 divided by 739,930 shares)**	$7.30
Net asset value, offering price and redemption price per class R6 share ($3,553,997 divided by 488,664 shares)	$7.27
Net asset value, offering price and redemption price per class Y share ($88,073,687 divided by 12,115,708 shares)	$7.27
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

10	California Tax Exempt Income Fund

Statement of operations

Six months ended 3/31/25 (Unaudited)

Investment income
Interest	$14,928,574
Dividends (including dividend income of $201,598 from investments in affiliated issuers) ( Note 5)	201,598
Total investment income	15,130,172

EXPENSES
Compensation of Manager (Note 2)	1,501,558
Investor servicing fees (Note 2)	194,279
Custodian fees (Note 2)	9,150
Trustee compensation and expenses (Note 2)	12,632
Distribution fees (Note 2)	811,326
Administrative services (Note 2)	8,258
Interest and fees expense (Note 2)	364,355
Other	191,474
Total expenses	3,093,032
Expense reduction (Note 2)	(4,325)
Net expenses	3,088,707
Net investment income	12,041,465

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	566,120
Futures contracts (Note 1)	926,900
Swap contracts (Note 1)	554
Total net realized gain	1,493,574
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	(29,169,460)
Futures contracts	(16,608)
Total change in net unrealized depreciation	(29,186,068)
Net loss on investments	(27,692,494)
Net decrease in net assets resulting from operations	$(15,651,029)

The accompanying notes are an integral part of these financial statements.

California Tax Exempt Income Fund	11

Statement of changes in net assets

	Six months ended 3/31/25*	Year ended 9/30/24
Increase (decrease) in net assets
Operations
Net investment income	$12,041,465	$24,777,239
Net realized gain (loss) on investments	1,493,576	(12,098,616)
Change in net unrealized appreciation (depreciation) of investments	(29,186,070)	82,991,313
Net increase (decrease) in net assets resulting from operations	(15,651,029)	95,669,936
Distributions to shareholders (Note 1):
From ordinary income
Taxable net investment income
Class A	(110,930)	(793,667)
Class B	—	(78)
Class C	(870)	(9,123)
Class R6	(677)	(3,840)
Class Y	(17,300)	(119,040)
From tax-exempt net investment income
Class A	(10,039,263)	(20,328,256)
Class B	—	(1,625)
Class C	(74,098)	(183,574)
Class R6	(61,754)	(103,620)
Class Y	(1,564,116)	(3,294,760)
Decrease from capital share transactions (Note 4)	(37,184,275)	(63,167,982)
Total increase (decrease) in net assets	(64,704,312)	7,664,371
Net assets
Beginning of period	762,226,239	754,561,868
End of period	$697,521,927	$762,226,239
*Unaudited.

The accompanying notes are an integral part of these financial statements.

12	California Tax Exempt Income Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[a]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
March 31, 2025**	$7.52	.12	(.27)	(.15)	(.12)	—	(.12)	$7.25	(2.01)*	$600,496	.44*c	1.64*	11*
September 30, 2024	6.86	.24	.65	.89	(.23)	—	(.23)	7.52	13.17	653,475	.88[c]	3.20	30
September 30, 2023	6.84	.22	.01	.23	(.21)	—	(.21)	6.86	3.29	653,392	.89[c]	2.98	25
September 30, 2022	8.29	.19	(1.31)	(1.12)	(.18)	(.15)	(.33)	6.84	(13.92)	722,335	.80[c]	2.33	27
September 30, 2021	8.28	.18	.12	.30	(.18)	(.11)	(.29)	8.29	3.63	956,034	.76[c]	2.11	29
September 30, 2020	8.33	.19	.09	.28	(.20)	(.13)	(.33)	8.28	3.45	980,931	.75[c]	2.39	41
Class C
March 31, 2025**	$7.58	.10	(.29)	(.19)	(.09)	—	(.09)	$7.30	(2.48)*	$5,399	.81*c	1.26*	11*
September 30, 2024	6.91	.18	.67	.85	(.18)	—	(.18)	7.58	12.40	7,016	1.63[c]	2.45	30
September 30, 2023	6.89	.16	.02	.18	(.16)	—	(.16)	6.91	2.52	8,388	1.64[c]	2.23	25
September 30, 2022	8.35	.13	(1.32)	(1.19)	(.12)	(.15)	(.27)	6.89	(14.58)	10,534	1.55[c]	1.57	27
September 30, 2021	8.33	.12	.13	.25	(.12)	(.11)	(.23)	8.35	2.97	17,822	1.51[c]	1.38	29
September 30, 2020	8.38	.13	.08	.21	(.13)	(.13)	(.26)	8.33	2.62	26,718	1.53[c]	1.62	41
Class R6
March 31, 2025**	$7.55	.13	(.28)	(.15)	(.13)	—	(.13)	$7.27	(2.01)*	$3,554	.31*c	1.77*	11*
September 30, 2024	6.89	.26	.65	.91	(.25)	—	(.25)	7.55	13.41	3,431	.63[c]	3.45	30
September 30, 2023	6.87	.24	.01	.25	(.23)	—	(.23)	6.89	3.55	2,498	.64[c]	3.24	25
September 30, 2022	8.32	.21	(1.31)	(1.10)	(.20)	(.15)	(.35)	6.87	(13.65)	2,364	.55[c]	2.62	27
September 30, 2021	8.31	.20	.12	.32	(.20)	(.11)	(.31)	8.32	3.89	1,484	.52[c]	2.34	29
September 30, 2020	8.36	.21	.08	.29	(.21)	(.13)	(.34)	8.31	3.68	661	.53[c]	2.63	41
Class Y
March 31, 2025**	$7.55	.13	(.28)	(.15)	(.13)	—	(.13)	$7.27	(2.01)*	$88,074	.31*c	1.77*	11*
September 30, 2024	6.88	.26	.66	.92	(.25)	—	(.25)	7.55	13.57	98,305	.63[c]	3.44	30
September 30, 2023	6.87	.23	.01	.24	(.23)	—	(.23)	6.88	3.40	90,133	.64[c]	3.23	25
September 30, 2022	8.32	.21	(1.31)	(1.10)	(.20)	(.15)	(.35)	6.87	(13.64)	79,574	.55[c]	2.53	27
September 30, 2021	8.30	.20	.13	.33	(.20)	(.11)	(.31)	8.32	4.01	179,118	.51[c]	2.37	29
September 30, 2020	8.35	.21	.08	.29	(.21)	(.13)	(.34)	8.30	3.67	168,885	.53[c]	2.60	41
*	Not annualized.
**	Unaudited.
[a]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[b]	Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees, if any.
[c]	Includes interest and fees expense associated with borrowings which amounted to the following:
Percentage of average net assets
March 31, 2025	0.05%
September 30, 2024	0.11
September 30, 2023	0.11
September 30, 2022	0.03
September 30, 2021	0.01
September 30, 2020	0.01

The accompanying notes are an integral part of these financial statements.

California Tax Exempt Income Fund
13

Notes to financial statements 3/31/25 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from October 1, 2024 through March 31, 2025. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton.
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam California Tax Exempt Income Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a diversified open-end management investment company. The goal of the fund is to seek as high a level of current income, exempt from federal income tax and California personal income tax as Putnam Management believes to be consistent with preservation of capital. The fund invests mainly in bonds that pay interest that is exempt from federal income tax and California personal income tax (but that may be subject to federal and/or California alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (i.e., three years or longer). Under normal circumstances, the fund invests so that at least 90% of the fund’s income distributions are exempt from federal income tax and California personal income tax, except during times of adverse market conditions, when more than 10% of the fund’s income distributions could be subject to these taxes. Such tax-exempt investments in which the fund invests are issued by or for states, territories or possessions of the United States or by their political subdivisions, agencies, authorities or other government entities, and the income from these investments is exempt from both federal and California personal income tax. This investment policy cannot be changed without the approval of the fund’s shareholders. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 4.00%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R6 †	None	None	None
Class Y †	None	None	None
† Not available to all investors.

Effective September 5, 2024, the fund converted all of its class B shares into class A shares, and subsequently terminated its class B shares as a fund offering.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and

14
California Tax Exempt Income Fund

ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Securities purchased or sold on a when-issued or forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

Tender option bond transactions The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in the fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $31,232,729 were held by the TOB trust and served as collateral for $20,566,775 in floating-rate bonds outstanding. For the reporting period ended, the fund incurred interest expense of $310,222 for these investments based on an average interest rate of 3.04%.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers) managed by an affiliate of Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the fund shall, in addition to interest charged on any borrowings made by the fund and other costs incurred by the fund, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in Other expenses in the Statements of operations. During the reporting period, the fund did not use the Global Credit Facility.

Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the fund based on the fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and

California Tax Exempt Income Fund
15

paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At September 30, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$13,279,573	$20,348,055	$33,627,628

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $741,252,863, resulting in gross unrealized appreciation and depreciation of $7,695,709 and $31,932,698, respectively, or net unrealized depreciation of $24,236,989.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.590%	of the first $5 billion,
0.540%	of the next $5 billion,
0.490%	of the next $10 billion,
0.440%	of the next $10 billion,
0.390%	of the next $50 billion,
0.370%	of the next $50 billion,
0.360%	of the next $100 billion and
0.355%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.206% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through January 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Franklin Advisers has retained Putnam Management as a sub-advisor for the fund pursuant to a sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$167,542
Class C	1,609
Class R6	894
Class Y	24,234
Total	$194,279

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $4,325 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $494, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under

16
California Tax Exempt Income Fund

the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$781,229
Class C	1.00%	1.00%	$30,097
Total			$811,326

For the reporting period, Franklin Distributors, acting as underwriter, received net commissions of $3,756 from the sale of class A shares and received no monies and $534 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Franklin Distributors, acting as underwriter, received $641 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$78,990,332	$121,721,105
U.S. government securities (Long-term)	—	—
Total	$78,990,332	$121,721,105

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class A	Shares	Amount	Shares	Amount
Shares sold	2,032,635	$14,996,889	4,055,216	$29,665,369
Shares issued in connection with reinvestment of distributions	1,149,149	8,470,873	2,401,146	17,534,433
	3,181,784	23,467,762	6,456,362	47,199,802
Shares repurchased	(7,169,111)	(52,833,755)	(14,845,225)	(107,931,114)
Net decrease	(3,987,327)	$(29,365,993)	(8,388,863)	$(60,731,312)
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class B *	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	230	1,659
	—	—	230	1,659
Shares repurchased	—	—	(22,108)	(160,487)
Net decrease	—	$—	(21,878)	$(158,828)
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class C	Shares	Amount	Shares	Amount
Shares sold	76,056	$565,537	165,567	$1,223,811
Shares issued in connection with reinvestment of distributions	9,060	67,263	23,805	174,885
	85,116	632,800	189,372	1,398,696
Shares repurchased	(271,271)	(2,019,386)	(477,670)	(3,512,248)
Net decrease	(186,155)	$(1,386,586)	(288,298)	$(2,113,552)
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	73,039	$542,673	192,249	$1,375,040
Shares issued in connection with reinvestment of distributions	8,290	61,310	14,292	104,916
	81,329	603,983	206,541	1,479,956
Shares repurchased	(46,986)	(347,731)	(115,021)	(829,792)
Net increase	34,343	$256,252	91,520	$650,164

California Tax Exempt Income Fund
17

	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,036,371	$15,086,970	4,799,397	$34,660,503
Shares issued in connection with reinvestment of distributions	180,540	1,334,619	397,108	2,911,527
	2,216,911	16,421,589	5,196,505	37,572,030
Shares repurchased	(3,126,305)	(23,109,537)	(5,268,803)	(38,386,484)
Net decrease	(909,394)	$(6,687,948)	(72,298)	$(814,454)

* Effective September 5, 2024, the fund terminated its class B shares.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 9/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/25
Short-term investments
Putnam Short Term Investment Fund Class P ‡	$714,723	$121,457,320	$111,009,585	$201,598	$11,162,458
Total Short-term investments	$714,723	$121,457,320	$111,009,585	$201,598	$11,162,458
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund focuses a majority of its investments in the state of California and may be affected by economic and political developments in that state.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Futures contracts (number of contracts)	100

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Interest rate contracts	Receivables	$59,823 *	Payables	—
Total		$59,823		$—
* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Swaps	Total
Interest rate contracts	$926,900	$554	$927,454
Total	$926,900	$554	$927,454
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Total
Interest rate contracts	$(16,608)	$(16,608)
Total	$(16,608)	$(16,608)

18
California Tax Exempt Income Fund

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	JPMorgan Securities LLC	Total
Assets:
Futures contracts §	$—	$—
Total Assets	$—	$—
Liabilities:
Futures contracts §	72,633	72,633
Total Liabilities	$72,633	$72,633
Total Financial and Derivative Net Assets	$(72,633)	$(72,633)
Total collateral received (pledged) †##	$—
Net amount	$(72,633)
Controlled collateral received (including TBA commitments) **	$—	$—
Uncontrolled collateral received	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts, which is not included in the table above, amounted to $868,584.

Note 9: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023–07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

California Tax Exempt Income Fund
19

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Board approval of management and subadvisory agreements

Not applicable

20
California Tax Exempt Income Fund

© 2025 Franklin Templeton. All rights reserved.	38911-SFSOI 5/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Tax Exempt Income Fund

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: May 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: May 28, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: May 28, 2025